Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1) (a)	Summary Compensation Table Total for PEO(2) ($) (b)	Compensation Actually Paid to PEO(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($) (e)	Value of an Initial $100 Investment:		Net Income (thousands)(5) ($) (h)	Adjusted EBITDA (thousands)(6) ($) (i)
					Total Stockholder Return(4) ($) (f)	Peer Group Total Stockholder Return(4) ($) (g)

2025	5,841,659	2,074,269	1,887,999	1,296,147	41	141	22,639	255,655
2024	5,093,172	(15,920,056)	1,230,196	(1,881,369)	45	131	29,030	272,579
2023	10,134,051	17,566,372	2,684,102	4,140,034	76	115	53,115	307,326

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts in column (b) are the amounts reported for our principal executive officer (“PEO”), Mr. Walsh, in the “Total” column of the Summary Compensation Table for the specified fiscal year. The amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table for the specified fiscal year. The PEO and Non-PEO NEOs for the applicable fiscal years were as follows:

Fiscal Year	PEO	Non-PEO NEOs
2025	Mark Walsh	Michael Maher, Jubran Tanious, Richard Medway, Mindy Geisser
2024	Mark Walsh	Michael Maher, Jubran Tanious, Richard Medway, Charles Hunsinger, Jay Stasz
2023	Mark Walsh	Jay Stasz, Jubran Tanious, Richard Medway, Mindy Geisser

Peer Group Issuers, Footnote	The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from June 29, 2023, our first day of trading as a public company, through the last trading day for the specified fiscal year in the table. The amounts reported in column (g) represent peer group TSR under SEC rules for the same period, using the S&P 500 Retail Select Industry Index, which is the peer group used in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 5,841,659	$ 5,093,172	$ 10,134,051
PEO Actually Paid Compensation Amount	$ 2,074,269	(15,920,056)	17,566,372
Adjustment To PEO Compensation, Footnote	The amounts in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Walsh, and the average amount of “compensation actually paid” to our other NEOs as a group, for the specified fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid” under SEC rules, the amounts shown below were deducted and added, as applicable, to the Summary Compensation Table total compensation:

Calculation of “Compensation Actually Paid” for Fiscal 2025	PEO ($)	Other NEOs (average) ($)

Summary Compensation Table (SCT) Total	5,841,659	1,887,999
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(4,637,490)	(1,134,581)
(Minus): Change in Pension Value	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	6,162,829	1,405,387
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(5,187,244)	(855,895)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(105,484)	(6,764)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	2,074,269	1,296,147

Non-PEO NEO Average Total Compensation Amount	$ 1,887,999	1,230,196	2,684,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,296,147	(1,881,369)	4,140,034
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Walsh, and the average amount of “compensation actually paid” to our other NEOs as a group, for the specified fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid” under SEC rules, the amounts shown below were deducted and added, as applicable, to the Summary Compensation Table total compensation:

Calculation of “Compensation Actually Paid” for Fiscal 2025	PEO ($)	Other NEOs (average) ($)

Summary Compensation Table (SCT) Total	5,841,659	1,887,999
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(4,637,490)	(1,134,581)
(Minus): Change in Pension Value	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	6,162,829	1,405,387
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(5,187,244)	(855,895)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(105,484)	(6,764)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	2,074,269	1,296,147

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Total Shareholder Return Amount	$ 41	45	76
Peer Group Total Shareholder Return Amount	141	131	115
Net Income (Loss)	$ 22,639,000	$ 29,030,000	$ 53,115,000
Company Selected Measure Amount	255,655,000	272,579,000	307,326,000
PEO Name	Mr. Walsh
Additional 402(v) Disclosure	Information for years prior to 2023 is not included because we were not a public reporting company until June 2023.The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the specified fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The amounts reported in column (i) represent Adjusted EBITDA, which is a non-GAAP financial measure. Through fiscal 2025, we define Adjusted EBITDA as net income excluding the impact of interest expense, net, income tax expense (benefit), depreciation and amortization, loss on extinguishment of debt, stock-based compensation expense, lease intangible asset expense, executive transition costs, transaction costs, dividend-related bonus, foreign currency exchange rate impacts, and certain other adjustments. Please see Appendix A: Reconciliation to GAAP Measures, for a reconciliation of GAAP net income to Adjusted EBITDA. Adjusted EBITDA as reported in column (i) and in our Annual Report is different than the Adjusted EBITDA result used for purposes of the AIP as noted in the CD&A because we use an internal management reporting rate for constant currency purposes to account for the impact of foreign currency exchange rates in our AIP calculation.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,637,490)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,162,829
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,187,244)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,484)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,134,581)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,387
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(855,895)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,764)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0